OFF-BALANCE SHEET COMMITMENTS - Sublease Agreements (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Abstract]
Income from subleasing right-of-use assets	€ 167
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	452
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	154
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	298
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 0